Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017
Net income			$ 12,190	$ 6,736
Foreign currency translation adjustments				(16)
Successor [Member]
Net income	$ 16,157		12,190
Foreign currency translation adjustments
Other comprehensive earnings	16,157		12,190
Total comprehensive earnings	$ 16,157		$ 12,190
Predecessor [Member] | NPS Holdings Limited [Member]
Net income		$ 10,680		6,736	$ 20,939
Foreign currency translation adjustments		364		(16)	338
Other comprehensive earnings		11,044		6,720	21,277
Total comprehensive earnings		$ 11,044		$ 6,720	$ 21,277